Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Composition of Financial Assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Fair value of derivatives financial instruments	—	577
Non-current secured notes at FVTPL	3,938	3,182
Other non-current financial assets	1,503	1,293
Other non-current financial assets	5,441	5,052

Fair value of derivatives financial instruments	711	3,633
Current financial assets - interests receivable	618	—
Other current financial assets	—	749
Other current financial assets	1,329	4,382

Other Financial Assets	6,770	9,434

Summary of Analysis of Derivative Assets and Liabilities

The following table sets further the analysis of derivative assets and liabilities at December 31, 2024 and December 31, 2023.

	At December 31,		At December 31,
	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	—	—	577	577

Current financial assets
Foreign exchange forward contracts - trading derivatives	—	—	204	204
Foreign exchange forward contracts - hedging instruments	—	—	1,056	1,056
Interest Rate Swap - hedging instruments	711	711	2,373	2,373

Non-Current financial liabilities
Interest Rate Swap - hedging instruments	(642)	(642)	(488)	(488)

Current financial liabilities
Commodity Swap - hedging instruments	—	—	(20)	(20)
Interest Rate Swap - hedging instruments	(348)	(348)	—	—
Foreign exchange forward contracts - trading derivatives	(1,660)	(1,660)	—	—
Foreign exchange forward contracts - hedging instruments	(1,412)	(1,412)	—	—